Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities Details
Balance, begin of period	$ 787	$ 955
Held for trading securities received from:
Investment in held for trading securities	289	175
Disposition of held for trading securities at fair value	(154)	(104)
Change in fair value of marketable securities	(140)	(293)
Foreign currency translation adjustment	(63)	54
Balance, end of period	$ 719	$ 787